UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07456

Name of Fund:  BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Senior High Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 02/29/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments


BlackRock Senior High Income Fund, Inc.


Schedule of Investments as of November 30, 2007 (Unaudited)                                                     (in U.S. dollars)

                                          Face
Industry                                Amount    Corporate Bonds                                                       Value
Aerospace & Defense - 1.4%         $   400,000    Hawker Beechcraft Acquisition Co. LLC, 8.875%
                                                  due 4/01/2015 (g)(j)                                             $      395,000
                                     4,210,000    Vought Aircraft Industries, Inc., 8% due 7/15/2011                    4,083,700
                                                                                                                   --------------
                                                                                                                        4,478,700

Auto Components - 2.3%               5,070,000    The Goodyear Tire & Rubber Co., 8.663%
                                                  due 12/01/2009 (b)                                                    5,095,350
                                         1,000    The Goodyear Tire & Rubber Co., 8.625%
                                                  due 12/01/2011                                                            1,045
                                     1,495,000    Lear Corp., 8.75% due 12/01/2016                                      1,375,400
                                     1,075,000    Metaldyne Corp., 11% due 6/15/2012                                      725,625
                                       700,000    Venture Holdings Co. LLC, 12% due 6/01/2009 (f)                               0
                                     3,325,000    Venture Holdings Co. LLC Series B, 9.50%
                                                  due 7/01/2005 (m)                                                         8,645
                                                                                                                   --------------
                                                                                                                        7,206,065

Biotechnology - 0.8%                 2,690,000    Angiotech Pharmaceuticals, Inc., 8.874%
                                                  due 12/01/2013 (b)                                                    2,555,500

Building Products - 2.6%             3,500,000    CPG International I, Inc., 12.13% due 7/01/2012 (b)                   3,412,500
                                     1,500,000    CPG International I, Inc., 10.50% due 7/01/2013                       1,440,000
                                     3,350,000    Goodman Global Holding Co., Inc., 7.875%
                                                  due 12/15/2012                                                        3,433,750
                                        60,000    Momentive Performance Materials, Inc., 10.125%
                                                  due 12/01/2014 (g)(j)                                                    55,050
                                                                                                                   --------------
                                                                                                                        8,341,300

Chemicals - 4.2%                       610,000    American Pacific Corp., 9% due 2/01/2015                                617,620
                                     1,350,000    ArCo Chemical Co., 9.80% due 2/01/2020                                1,336,500
                                     4,382,000    GEO Specialty Chemicals, Inc., 13.85%
                                                  due 12/31/2009 (a)                                                    3,615,150
                                     1,500,000    Hexion U.S. Finance Corp., 9.369% due 11/15/2014 (b)                  1,530,000
                                     1,170,000    Ineos Group Holdings Plc, 8.50% due 2/15/2016 (j)                     1,053,000
                                     4,365,000    NOVA Chemicals Corp., 7.863% due 11/15/2013 (b)                       4,190,400
                                     1,000,000    PolyOne Corp., 6.89% due 9/22/2008                                    1,000,000
                                                                                                                   --------------
                                                                                                                       13,342,670

Commercial Banks - 0.2%                500,000    Investcorp SA, 7.54% due 10/21/2008                                     501,026

Commercial Services &                  550,000    PNA Intermediate Holding Corp., 11.869%
Supplies - 0.2%                                   due 2/15/2013 (b)(g)(j)                                                 506,000

Containers & Packaging - 5.1%          100,000    Berry Plastics Holding Corp., 8.866% due 9/15/2014 (b)                   96,000
                                     3,500,000    Clondalkin Acquisition BV, 6.991% due 12/15/2013 (b)(j)               3,307,500
                                       215,000    Graphic Packaging International Corp., 9.50%
                                                  due 8/15/2013                                                           212,850
                                     4,285,000    Packaging Dynamics Finance Corp., 10%
                                                  due 5/01/2016 (j)                                                     3,899,350
                                     5,150,000    Smurfit Kappa Funding Plc, 7.75% due 4/01/2015                        4,892,500
                                       800,000    Smurfit-Stone Container Enterprises, Inc., 8.375% due
                                                  7/01/2012                                                               782,000
                                     1,300,000    Smurfit-Stone Container Enterprises, Inc., 8%
                                                  due 3/15/2017                                                         1,248,000
                                     2,000,000    Wise Metals Group LLC, 10.25% due 5/15/2012                           1,880,000
                                                                                                                   --------------
                                                                                                                       16,318,200

Diversified Financial                  680,000    Ford Motor Credit Co. LLC, 5.80% due 1/12/2009                          647,039
Services - 1.8%                      1,340,000    Ford Motor Credit Co. LLC, 7.993% due 1/13/2012 (b)                   1,167,606
                                       250,000    Ford Motor Credit Co. LLC, 9.693% due 4/15/2012 (b)                     247,512
                                     4,000,000    Highland Legacy Ltd., 11.161% due 6/01/2011 (b)(j)                    3,758,000
                                                                                                                   --------------
                                                                                                                        5,820,157

Diversified Telecommunication        1,025,000    Qwest Corp., 8.241% due 6/15/2013 (b)                                 1,053,188
Services - 1.0%                      2,000,000    Time Warner Telecom Holdings, Inc., 9.25%
                                                  due 2/15/2014                                                         2,045,000
                                                                                                                   --------------
                                                                                                                        3,098,188

Electric Utilities - 0.8%            2,620,000    NSG Holdings LLC, 7.75% due 12/15/2025 (i)(j)                         2,587,250

Electronic Equipment &               3,000,000    Communications & Power Industries, Inc., 8%
Instruments - 2.0%                                due 2/01/2012                                                         3,007,500
                                     3,125,000    NXP BV, 7.993% due 10/15/2013 (b)                                     2,953,125
                                       350,000    NXP BV, 9.50% due 10/15/2015                                            318,500
                                                                                                                   --------------
                                                                                                                        6,279,125

Energy Equipment &                   5,000,000    Ocean RIG ASA, 9.24% due 4/04/2011 (b)                                4,925,000
Services - 2.5%                      3,025,000    SemGroup LP, 8.75% due 11/15/2015 (j)                                 2,888,875
                                                                                                                   --------------
                                                                                                                        7,813,875

Gas Utilities - 0.5%                 1,525,000    El Paso Performance-Linked Trust, 7.75%
                                                  due 7/15/2011 (j)                                                     1,597,027

Health Care Equipment &                800,000    Biomet, Inc., 11.625% due 10/15/2017 (j)                                789,000
Supplies - 0.9%                      1,000,000    The Cooper Cos., Inc., 7.125% due 2/15/2015                             970,000
                                       600,000    LVB Acquisition Merger Sub, Inc., 10%
                                                  due 10/15/2017 (j)                                                      606,750
                                       600,000    LVB Acquisition Merger Sub, Inc., 10.375%
                                                  due 10/15/2017 (g)(j)                                                   597,000
                                                                                                                   --------------
                                                                                                                        2,962,750

Health Care Providers &              1,315,000    Community Health Systems, Inc. Series WI, 8.875%
Services - 1.5%                                   due 7/15/2015                                                         1,328,150
                                     3,000,000    Tenet Healthcare Corp., 7.375% due 2/01/2013                          2,640,000
                                       460,000    Universal Hospital Services, Inc., 8.288%
                                                  due 6/01/2015 (b)(j)                                                    453,100
                                       500,000    Universal Hospital Services, Inc., 8.50%
                                                  due 6/01/2015 (g)(j)                                                    478,634
                                                                                                                   --------------
                                                                                                                        4,899,884

Hotels, Restaurants &                3,000,000    American Real Estate Partners LP, 7.125%
Leisure - 5.4%                                    due 2/15/2013 (j)                                                     2,805,000
                                     4,475,000    CCM Merger, Inc., 8% due 8/01/2013 (j)                                4,150,563
                                       550,000    Galaxy Entertainment Finance Co. Ltd., 9.875%
                                                  due 12/15/2012 (j)                                                      577,500
                                     1,210,000    Little Traverse Bay Bands of Odawa Indians, 10.25%
                                                  due 2/15/2014 (j)                                                     1,222,100
                                     1,350,000    Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (j)                 1,248,750
                                       690,000    Shingle Springs Tribal Gaming Authority, 9.375%
                                                  due 6/15/2015 (j)                                                       676,200
                                       500,000    Snoqualmie Entertainment Authority, 9.062%
                                                  due 2/01/2014 (b)(j)                                                    477,500
                                     1,000,000    Station Casinos, Inc., 7.75% due 8/15/2016                              940,000
                                     1,650,000    Tropicana Entertainment LLC Series WI, 9.625%
                                                  due 12/15/2014                                                        1,146,750
                                     1,500,000    Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (j)                 1,515,000
                                     2,450,000    Universal City Florida Holding Co. I, 9.661%
                                                  due 5/01/2010 (b)                                                     2,474,500
                                                                                                                   --------------
                                                                                                                       17,233,863

Household Durables - 0.3%              970,000    Jarden Corp., 7.50% due 5/01/2017                                       873,000

Independent Power Producers &        1,500,000    Energy Future Holding Corp., 11.25%
Energy Traders - 2.1%                             due 11/01/2017 (g)(j)                                                 1,451,035
                                     4,250,000    Texas Competitive Electric Holdings Co. LLC, 10.25%
                                                  due 11/01/2015 (j)                                                    4,090,625
                                     1,200,000    Texas Competitive Electric Holdings Co. LLC, 10.50%
                                                  due 11/01/2016 (g)(j)                                                 1,131,000
                                                                                                                   --------------
                                                                                                                        6,672,660

Leisure Equipment &                  3,525,000    Quiksilver, Inc., 6.875% due 4/15/2015                                3,128,438
Products - 1.3%                      1,750,000    True Temper Sports, Inc., 8.375% due 9/15/2011                        1,085,000
                                                                                                                   --------------
                                                                                                                        4,213,438

Machinery - 3.6%                     2,700,000    Ahern Rentals, Inc., 9.25% due 8/15/2013                              2,308,500
                                     1,540,000    Esco Corp., 8.866% due 12/15/2013 (b)(j)                              1,524,600
                                     1,838,000    Invensys Plc, 9.875% due 3/15/2011 (j)                                1,934,495
                                       740,000    RBS Global, Inc., 9.50% due 8/01/2014                                   732,600
                                       835,000    RBS Global, Inc., 8.875% due 9/01/2016                                  809,950
                                     3,360,000    Terex Corp., 8% due 11/15/2017                                        3,376,800
                                       770,000    Titan International, Inc., 8% due 1/15/2012                             770,000
                                                                                                                   --------------
                                                                                                                       11,456,945

Marine - 0.3%                          965,000    Navios Maritime Holdings, Inc., 9.50%
                                                  due 12/15/2014                                                          991,538

Media - 6.7%                           120,000    Affinion Group, Inc., 10.125% due 10/15/2013                            120,300
                                       395,000    Affinion Group, Inc., 11.50% due 10/15/2015                             394,013
                                     3,175,000    Cablevision Systems Corp. Series B, 9.644%
                                                  due 4/01/2009 (b)                                                     3,222,625
                                     1,750,000    Charter Communications Holdings LLC, 10%
                                                  due 4/01/2009                                                         1,592,500
                                     1,319,000    Charter Communications Holdings LLC, 11.125%
                                                  due 1/15/2011                                                         1,035,415
                                       660,000    Charter Communications Holdings LLC, 10%
                                                  due 5/15/2011                                                           508,200
                                     1,960,000    Idearc, Inc., 8% due 11/15/2016                                       1,832,600
                                       275,000    Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (b)                        282,219
                                     1,280,000    Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (b)                       1,281,600
                                     1,875,000    Mediacom LLC, 9.50% due 1/15/2013                                     1,743,750
                                       350,000    NTL Cable Plc, 8.75% due 4/15/2014                                      348,250
                                       245,000    Network Communications, Inc., 10.75%
                                                  due 12/01/2013                                                          245,000
                                     1,325,000    Paxson Communications Corp., 8.493%
                                                  due 1/15/2012 (b)(j)                                                  1,301,813
                                       800,000    R.H. Donnelley Corp., 8.875% due 10/15/2017 (j)                         754,000
                                     5,250,000    Rainbow National Services LLC, 8.75%
                                                  due 9/01/2012 (j)                                                     5,355,000
                                     1,330,000    Windstream Regatta Holdings, Inc., 11%
                                                  due 12/01/2017 (j)                                                    1,343,300
                                                                                                                   --------------
                                                                                                                       21,360,585

Metals & Mining - 4.3%               1,295,000    Aleris International, Inc., 9% due 12/15/2014 (g)                     1,059,564
                                     5,430,000    Freeport-McMoRan Copper & Gold, Inc., 8.394%
                                                  due 4/01/2015 (b)                                                     5,525,025
                                     1,731,000    Indalex Holding Corp. Series B, 11.50% due 2/01/2014                  1,579,538
                                     2,225,000    RathGibson, Inc., 11.25% due 2/15/2014                                2,280,625
                                     3,360,000    Ryerson, Inc., 12.574% due 11/01/2014 (b)(j)                          3,234,000
                                                                                                                   --------------
                                                                                                                       13,678,752

Oil, Gas & Consumable                  200,000    Berry Petroleum Co., 8.25% due 11/01/2016                               202,500
Fuels - 3.3%                         1,500,000    Chaparral Energy, Inc., 8.50% due 12/01/2015                          1,327,500
                                     1,580,000    Compton Petroleum Finance Corp., 7.625%
                                                  due 12/01/2013                                                        1,477,300
                                     4,530,000    Peabody Energy Corp., 7.375% due 11/01/2016                           4,643,250
                                     2,985,000    Sabine Pass LNG LP, 7.50% due 11/30/2016                              2,820,825
                                                                                                                   --------------
                                                                                                                       10,471,375

Paper & Forest Products - 7.4%       3,275,000    Abitibi-Consolidated, Inc., 8.491% due 6/15/2011 (b)                  2,591,344
                                     4,575,000    Ainsworth Lumber Co. Ltd., 8.58% due 10/01/2010 (b)                   3,202,500
                                     2,500,000    Ainsworth Lumber Co. Ltd., 9.198% due 4/01/2013 (b)                   1,768,750
                                     7,400,000    Bowater, Inc., 7.991% due 3/15/2010 (b)                               6,512,000
                                     1,775,000    Domtar Corp., 7.125% due 8/15/2015                                    1,712,875
                                     5,175,000    NewPage Corp., 11.161% due 5/01/2012 (b)                              5,433,750
                                     2,300,000    Verso Paper Holdings LLC Series B, 8.661%
                                                  due 8/01/2014 (b)                                                     2,254,000
                                                                                                                   --------------
                                                                                                                       23,475,219

Pharmaceuticals - 1.2%               1,650,000    Elan Finance Plc, 7.75% due 11/15/2011                                1,617,000
                                     2,325,000    Elan Finance Plc, 8.869% due 11/15/2011 (b)                           2,278,500
                                                                                                                   --------------
                                                                                                                        3,895,500

Real Estate Management &             6,000,000    Realogy Corp., 11% due 4/15/2014 (g)(j)                               4,185,000
Development - 1.3%

Road & Rail - 0.7%                   1,000,000    Atlantic Express Transportation Corp., 12.455%
                                                  due 4/15/2012 (b)                                                       840,000
                                     2,430,000    St. Acquisition Corp., 12.619% due 5/15/2015 (b)(j)                   1,287,900
                                                                                                                   --------------
                                                                                                                        2,127,900

Semiconductors & Semiconductor       4,500,000    Avago Technologies Finance Pte. Ltd., 10.624%
Equipment - 2.7%                                  due 6/01/2013 (b)                                                     4,573,125
                                       430,000    Freescale Semiconductor, Inc., 8.866%
                                                  due 12/15/2014 (b)                                                      383,775
                                     2,040,000    Freescale Semiconductor, Inc., 9.125%
                                                  due 12/15/2014 (g)                                                    1,779,900
                                     2,180,000    Spansion, Inc., 8.249% due 6/01/2013 (b)(j)                           1,983,800
                                                                                                                   --------------
                                                                                                                        8,720,600

Specialty Retail - 0.8%              1,780,000    Michaels Stores, Inc., 10% due 11/01/2014                             1,753,300
                                       915,000    United Auto Group, Inc., 7.75% due 12/15/2016                           869,250
                                                                                                                   --------------
                                                                                                                        2,622,550

Wireless Telecommunication             630,000    iPCS, Inc., 7.036% due 5/01/2013 (b)                                    585,900
Services - 1.3%                      1,200,000    Nordic Telephone Co. Holdings ApS, 8.875%
                                                  due 5/01/2016 (j)                                                     1,218,000
                                       310,000    Orascom Telecom Finance SCA, 7.875%
                                                  due 2/08/2014                                                           285,200
                                       395,000    Orascom Telecom Finance SCA, 7.875%
                                                  due 2/08/2014 (j)                                                       363,400
                                     1,500,000    Rural Cellular Corp., 8.25% due 3/15/2012                             1,556,250
                                                                                                                   --------------
                                                                                                                        4,008,750

                                                  Total Corporate Bonds (Cost - $243,354,285) - 70.5%                 224,295,392



                                                  Floating Rate Loan Interests (l)
Aerospace & Defense - 0.4%              39,008    Hawker Beechcraft Acquisition Co. LLC Letter of
                                                  Credit, 5.198% due 3/31/2014                                             37,264
                                       458,688    Hawker Beechcraft Acquisition Co. LLC Term Loan B,
                                                  6.809% - 7.198% due 3/31/2014                                           438,191
                                       894,816    IAP Worldwide Services Inc. Term Loan, 11.50%
                                                  due 12/31/2012                                                          802,650
                                                                                                                   --------------
                                                                                                                        1,278,105

Airlines - 0.4%                      1,250,000    Delta Air Lines, Inc. First Lien Term Loan, 7.36%
                                                  due 5/15/2012                                                         1,182,813

Auto Components - 1.0%               1,000,000    The Goodyear Tire & Rubber Co. First Lien Term
                                                  Loan, 6.43% due 4/30/2014                                               955,000
                                       447,127    Intermet Corp. First Lien Term Loan, 10.724%
                                                  due 11/08/2010                                                          422,535
                                       648,148    Intermet Corp. Letter of Credit, 9.545%
                                                  due 11/08/2010                                                          612,500
                                        57,692    Metaldyne Corp. Letter of Credit, 8.999%
                                                  due 1/15/2012                                                            51,923
                                       392,308    Metaldyne Corp. Term Loan B, 8.999% due 1/15/2014                       353,077
                                       921,623    United Components, Inc. Term Loan D, 6.66% - 6.89%
                                                  due 6/30/2012                                                           884,758
                                                                                                                   --------------
                                                                                                                        3,279,793

Biotechnology - 0.3%                 1,000,000    Talecris Biotherapeutics, Inc. First Lien Term Loan,
                                                  8.16% - 8.38% due 11/13/2014                                            988,750

Chemicals - 3.6%                       997,500    Huish Detergents, Inc. First Lien Term Loan, 7.20%
                                                  due 4/15/2014                                                           887,063
                                     1,121,206    Huntsman ICI Holdings Term Loan B, 6.533%
                                                  due 8/16/2012                                                         1,098,004
                                       997,500    ISP Chemco Term Loan B, 6.688% - 6.938% due 5/25/2014                   943,136
                                     1,560,000    Rockwood Specialties Group, Inc. Tranche D Term
                                                  Loan, 6.46% due 12/10/2012                                            1,496,517
                                     8,000,000    Wellman, Inc. First Lien Term Loan, 8.911%
                                                  due 2/10/2009                                                         7,040,000
                                                                                                                   --------------
                                                                                                                       11,464,720

Commercial Services &                  628,168    Allied Waste North America, Inc. Term Loan,
Supplies - 6.7%                                   6.28% - 7.14% due 1/15/2012                                             599,901
                                       378,159    Allied Waste North America, Inc. Tranche A Credit
                                                  Linked Deposit, 5.121% due 1/15/2012                                    361,142
                                       296,287    Aramark Corp. Letter of Credit, 5.198% due 1/30/2014                    282,509
                                     4,145,552    Aramark Corp. Term Loan B, 7.198% due 1/30/2014                       3,952,784
                                     1,687,893    Euramax International Plc First Lien Term Loan,
                                                  8.244% due 6/29/2012                                                  1,513,478
                                     3,000,000    Euramax International Plc Second Lien Term Loan,
                                                  13.244% due 6/29/2013                                                 2,572,500
                                     1,140,917    John Maneely Co. Term Loan B, 8.125% - 8.499%
                                                  due 12/15/2013                                                        1,017,454
                                       689,325    Metokote Corp. Second Lien Term Loan,
                                                  7.76% - 8.55% due 11/27/2011                                            661,752
                                     1,725,712    NES Rentals Holdings, Inc. Term Loan C, 11.875%
                                                  due 7/12/2013                                                         1,622,169
                                     7,000,359    Waste Services, Inc. Term Loan D, 6.92% - 8.05%
                                                  due 3/31/2011                                                         6,807,849
                                     1,980,037    West Corp. Term Loan, 7.128% - 7.468% due 10/31/2013                  1,885,986
                                                                                                                   --------------
                                                                                                                       21,277,524

Computers & Peripherals - 0.7%         418,690    Intergraph Corp. Term Loan, 6.819% - 7.506%
                                                  due 5/15/2014                                                           403,513
                                     1,870,244    Reynolds and Reynolds Co. First Lien Term Loan,
                                                  7.198% due 10/31/2012                                                 1,807,123
                                                                                                                   --------------
                                                                                                                        2,210,636

Construction Materials - 0.2%          781,250    Headwaters, Inc. Term Loan B-1, 6.79%
                                                  due 4/30/2011                                                           760,602

Containers & Packaging - 1.5%        1,116,498    Anchor Glass Container Corp. Term Loan B,
                                                  7.003% - 7.791% due 5/03/2013                                         1,083,003
                                     1,990,000    Graham Packaging Co. LP Term Loan B, 7.50% - 8%
                                                  due 4/15/2011                                                         1,904,804
                                       995,000    Graphic Packaging International Corp. Term Loan B,
                                                  7.018% - 7.51% due 8/08/2010                                            961,730
                                       919,962    Solo Cup Co. Term Loan, 8.21% - 8.54%
                                                  due 2/27/2011                                                           909,324
                                                                                                                   --------------
                                                                                                                        4,858,861

Distributors - 0.4%                  1,488,750    Keystone Automotive Operations, Inc. Term Loan B,
                                                  8.206% - 8.699% due 1/15/2012                                         1,349,801

Diversified Financial                3,000,000    J.G. Wentworth Manufacturing Term Loan B, 7.45%
Services - 0.9%                                   due 4/15/2014                                                         2,797,500

Diversified Telecommunication        1,702,542    Winstar Communications Debtor In Possession,
Services - 0.8%                                   6.366% due 12/31/2006 (m)                                             2,653,127


Electrical Equipment - 0.2%            742,500    Generac Power Systems, Inc. First Lien Term Loan,
                                                  7.73% due 11/15/2013                                                    638,815

Energy Equipment &                   1,484,712    Dresser, Inc. First Lien Term Loan, 7.319% - 7.449%
Services - 0.9%                                   due 5/15/2014                                                         1,417,900
                                     1,000,000    Dresser, Inc. Second Lien Term Loan, 11.129%
                                                  due 5/15/2015                                                           947,500
                                        85,714    MEG Energy Corp. Delayed Draw Term Loan, 7.23%
                                                  due 4/02/2008                                                            82,429
                                       492,500    MEG Energy Corp. Term Loan B, 7.20%
                                                  due 4/03/2013                                                           477,233
                                                                                                                   --------------
                                                                                                                        2,925,062

Food & Staples Retailing - 1.9%        750,000    Bolthouse Farms, Inc. Second Lien Term Loan,
                                                  10.698% due 12/01/2013                                                  736,875
                                       229,462    Dole Food Co., Inc. Letter of Credit, 5.113%
                                                  due 4/12/2013                                                           215,178
                                       508,544    Dole Food Co., Inc. Term Loan B, 6.938% - 9.25%
                                                  due 4/12/2013                                                           476,888
                                     1,695,149    Dole Food Co., Inc. Term Loan C, 6.938% - 8.50% due
                                                  4/04/2013                                                             1,589,626
                                       967,874    Eight O'Clock Coffee Second Lien Term Loan, 8%
                                                  due 7/21/2012                                                           929,159
                                       496,250    McJunkin Corp. Term Loan B, 8.448% due 1/30/2014                        490,047
                                     1,401,962    Pierre Foods, Inc. Term Loan B, 8.88% due 6/30/2010                   1,368,666
                                       248,750    Sturm Foods, Inc. First Lien Term Loan, 7.563%
                                                  due 1/30/2014                                                           222,631
                                                                                                                   --------------
                                                                                                                        6,029,070

Food Products - 0.3%                   968,750    Jetro Holdings, Inc. Term Loan, 7.74% due 5/11/2014                     930,000

Health Care Equipment &              2,000,000    Biomet, Inc. Term Loan B, 8.203% due 12/28/2014                       1,972,272
Supplies - 0.9%                      1,000,000    ReAble Therapeutics Finance LLC Term Loan, 8.002%
                                                  due 5/14/2014                                                           986,875
                                                                                                                   --------------
                                                                                                                        2,959,147

Health Care Providers &                489,827    Sterigenics International, Inc. Term Loan B,
Services - 0.1%                                   7.76% - 7.95% due 11/30/2013                                            470,234

Hotels, Restaurants &                2,962,500    Cedar Fair LP Term Loan B, 6.753% due 8/30/2012                       2,784,009
Leisure - 3.8%                         744,375    Greenwood Racing, Inc. Term Loan, 7.01% - 7.80%
                                                  due 11/15/2013                                                          707,156
                                     1,197,000    Las Vegas Sands LLC Term Loan B, 6.95%
                                                  due 5/04/2014                                                         1,129,397
                                     1,246,875    OSI Restaurant Partners, Inc. Term Loan B, 7%
                                                  due 5/15/2014                                                         1,134,656
                                       987,500    QCE LLC First Lien Term Loan, 7.45% due 5/05/2013                       931,816
                                     1,000,000    Riviera Holdings Corp. Term Loan B, 7.20%
                                                  due 5/11/2017                                                           970,000
                                     1,500,000    Venetian Macau US Finance Co. LLC Delay Draw
                                                  Term Loan, 7.45% due 5/25/2012                                        1,432,500
                                     3,000,000    Venetian Macau US Finance Co. LLC Term Loan B,
                                                  7.60% due 5/25/2013                                                   2,865,000
                                                                                                                   --------------
                                                                                                                       11,954,534

IT Services - 3.6%                   1,638,379    Activant Solutions Term Loan B, 6.938% - 7.50%
                                                  due 5/02/2013                                                         1,535,981
                                       500,000    Audio Visual Services Corp. Second Lien Term Loan,
                                                  10.67% due 9/15/2014                                                    477,500
                                     2,000,000    Audio Visual Services Corp. Term Loan B, 7.42%
                                                  due 3/15/2014                                                         1,917,500
                                       750,000    First Data Corp. Term Loan B, 7.96% due 9/24/2014                       709,594
                                       693,977    RedPrairie Corp. Term Loan, 8.063% - 9.50%
                                                  due 7/31/2012                                                           676,628
                                       297,750    RedPrairie Corp. Term Loan, 8.75% due 1/31/2013                         285,840
                                     5,500,000    SunGard Data Systems, Inc. Term Loan B, 6.898%
                                                  due 2/11/2013                                                         5,298,909
                                       496,250    SunGard Data Systems, Inc. Term Loan B, 6.898%
                                                  due 2/28/2014                                                           478,106
                                                                                                                   --------------
                                                                                                                       11,380,058

Independent Power Producers &        2,000,000    TXU Corp. Term Loan 3, 8.396% due 10/10/2014                          1,965,454
Energy Traders - 0.9%                1,000,000    TXU Corp. Term Loan B 2, 8.396% due 10/14/2029                          981,250
                                                                                                                   --------------
                                                                                                                        2,946,704

Insurance - 0.2%                       500,000    Alliant Insurance Services Term Loan B, 7.99%
                                                  due 10/23/2014                                                          478,750

Leisure Equipment &                  1,331,110    Fender Musical Instruments Corp. Term Loan B, 7.65%
Products - 0.4%                                   due 5/25/2014                                                         1,217,966

Machinery - 3.7%                       995,000    Harrington Holdings, Inc. Term Loan, 7.448%
                                                  due 1/15/2014                                                           957,688
                                     1,720,588    Invensys Plc Term Loan, 7.244% due 1/15/2011                          1,703,382
                                     1,529,412    Invensys Plc Term Loan A, 6.898% due 12/15/2010                       1,491,176
                                     1,000,000    Lincoln Industrial Second Lien Term Loan, 10.41% due
                                                  12/18/2014                                                              980,000
                                       997,500    Maxim Crane Term Loan B, 6.793% - 8.50%
                                                  due 6/14/2014                                                           922,688
                                     1,066,667    Navistar International Transportation Corp. Revolving Credit,
                                                  4.794% - 8.234% due 6/30/2012                                         1,032,000
                                     2,933,333    Navistar International Transportation Corp. Term Loan,
                                                  8.234% due 6/30/2012                                                  2,838,000
                                     1,975,000    OshKosh Truck Corp. Term Loan B, 7.45%
                                                  due 11/30/2013                                                        1,903,631
                                                                                                                   --------------
                                                                                                                       11,828,565

Media - 14.5%                        2,000,000    Affinion Group, Inc. Term Loan, 11.678%
                                                  due 3/01/2012                                                         1,900,000
                                     4,659,135    Cequel Communications LLC Second Lien Term Loan,
                                                  10.911% due 5/04/2014                                                 4,373,763
                                     1,643,156    Cequel Communications LLC Term Loan B,
                                                  6.66% - 8.50% due 11/05/2013                                          1,534,484
                                     8,000,000    Charter Communications, Inc. Term Loan B, 6.99% due
                                                  4/30/2014                                                             7,444,616
                                       973,460    ClientLogic Holding Corp. Term Loan B,
                                                  7.253% - 7.698% due 1/30/2014                                           878,548
                                     4,000,000    Ellis Communications Term Loan, 10% due 12/30/2011                    3,980,000
                                       605,797    GateHouse Media Operating, Inc. Delay Draw Term Loan,
                                                  7.07% - 7.25% due 9/15/2014                                             537,429
                                     1,500,000    GateHouse Media Operating, Inc. Term Loan B, 7.07%
                                                  due 9/15/2014                                                         1,330,715
                                       995,000    Hanley-Wood LLC Term Loan B, 7.474% - 7.499%
                                                  due 3/07/2014                                                           771,125
                                     2,977,500    Idearc, Inc. Term Loan B, 7.20% due 11/15/2014                        2,847,234
                                     5,000,000    Insight Midwest Holdings LLC Delay Draw Term Loan,
                                                  7% due 4/03/2014                                                      4,825,000
                                       748,125    Knology, Inc. Term Loan B, 7.48% due 3/15/2012                          714,459
                                     1,982,665    Mediacom Communications Term Loan D, 6.53%
                                                  due 1/31/2015                                                         1,863,705
                                     2,548,244    Mediacom LLC Term Loan C, 6.53% due 1/31/2015                         2,387,159
                                     3,465,005    Nielsen Finance LLC Term Loan B, 6.915% - 7.146%
                                                  due 8/15/2013                                                         3,281,647
                                       746,250    Penton Media Term Loan, 7.234% - 7.448% due 2/15/2013                   685,617
                                       479,022    Riverdeep Group Ltd. Bridge Loan, 12.438%
                                                  due 12/21/2007                                                          474,232
                                     1,244,984    Riverdeep Group Ltd. Term Loan B, 7.948%
                                                  due 12/21/2013                                                        1,233,832
                                     1,500,000    Thomson Learning Inc. Term Loan, 7.95% due 6/30/2014                  1,422,708
                                       107,383    Univision Communications, Inc. Delay Draw Term Loan,
                                                  7.003% due 9/30/2014                                                     98,344
                                     3,758,389    Univision Communications, Inc. Delay Draw Term Loan,
                                                  7.21% due 9/30/2014                                                   3,442,057
                                                                                                                   --------------
                                                                                                                       46,026,674

Multi-Utilities - 0.1%                 500,000    Brand Energy & Infrastructure Services, Inc. Letter of
                                                  Credit, 7.50% due 2/15/2014                                             475,000

Oil, Gas & Consumable                  447,500    Big West Oil & Gas Term Loan B, 7.448% due 5/15/2014                    429,600
Fuels - 2.9%                         4,000,000    Frontier Drilling Term Loan B, 8.99% due 6/21/2013                    3,900,000
                                       997,500    Petroleum Geo-Services ASA Term Loan B, 6.95% due
                                                  6/30/2015                                                               966,744
                                     1,000,000    SandRidge Energy, Inc. Term Loan B, 8.854%
                                                  due 3/01/2014                                                           995,000
                                     2,000,000    Scorpion Drilling Ltd. Second Lien Term Loan,
                                                  12.293% due 5/05/2015                                                 2,090,000
                                       926,250    Western Refining Co. LP Term Loan B, 6.559%
                                                  due 3/15/2014                                                           888,428
                                                                                                                   --------------
                                                                                                                        9,269,772

Paper & Forest Products - 0.3%          27,448    Cenveo, Inc. Delay Draw Term Loan, 6.988%
                                                  due 9/07/2013                                                            26,042
                                       823,744    Cenveo, Inc. Term Loan C, 6.988% due 9/07/2013                          781,528
                                                                                                                   --------------
                                                                                                                          807,570

Pharmaceuticals - 0.9%               2,992,500    Pharmaceutical Technologies & Services (PTS) Term
                                                  Loan, 7.448% due 4/15/2014                                            2,841,005

Real Estate Management &             5,000,000    LNR Property Corp. Term Loan B, 7.63%
Development - 2.3%                                due 7/12/2011                                                         4,775,000
                                     3,000,000    Realogy Corp. Letter of Credit, 4.976% due 9/22/2014                  2,613,000
                                                                                                                   --------------
                                                                                                                        7,388,000

Road & Rail - 0.5%                   1,686,047    Swift Transportation Co., Inc. Term Loan B, 7.938%
                                                  due 5/15/2014                                                         1,427,345

Specialty Retail - 0.9%              1,995,000    ADESA, Inc. Term Loan B, 7.45% due 10/30/2013                         1,883,493
                                       493,530    Burlington Coat Factory Warehouse Corp.
                                                  Term Loan B, 7.32% due 4/15/2013                                        444,999
                                       746,250    Claire's Stores Term Loan B, 7.948% due 5/24/2014                       654,602
                                                                                                                   --------------
                                                                                                                        2,983,094

Trading Companies &                    728,561    United Rentals, Inc. Term Loan, 6.658%
Distributors - 0.3%                               due 2/14/2011                                                           708,070
                                       306,466    United Rentals, Inc. Tranche B Credit Linked Deposit,
                                                  5.32% due 2/14/2011                                                     297,846
                                                                                                                   --------------
                                                                                                                        1,005,916

Wireless Telecommunication           2,750,000    Centennial Cellular Operating Co. Term Loan,
Services - 1.3%                                   7.081% - 7.198% due 2/09/2011                                         2,667,500
                                       997,500    IPC Systems First Lien Term Loan, 7.448%
                                                  due 5/25/2014                                                           882,788
                                       609,626    NG Wireless Term Loan, 7.559% - 7.948%
                                                  due 7/31/2014                                                           600,481
                                                                                                                   --------------
                                                                                                                        4,150,769

                                                  Total Floating Rate Loan Interests
                                                  (Cost - $191,675,173) - 58.0%                                       184,236,282



                                        Shares
                                          Held    Common Stocks
Chemicals - 0.0%                       142,466    GEO Specialty Chemicals, Inc. (e)                                       142,466

Containers & Packaging - 0.1%           18,171    Smurfit Kappa Plc (e)                                                   316,341

Hotels, Restaurants & Leisure - 0.2%    41,866    Lodgian, Inc. (e)                                                       479,784

                                                  Total Common Stocks (Cost - $2,818,960) - 0.3%                          938,591



                                                  Warrants (k)
Wireless Telecommunication                 600    American Tower Corp. (expires 8/01/2008)                                382,800
Services - 0.1%

                                                  Total Warrants (Cost - $39,036) - 0.1%                                  382,800



                                    Beneficial
                                      Interest    Other Interests (c)
Auto Components - 0.0%             $ 4,130,972    Cambridge Industries, Inc. (Litigation Trust Certificates)                   41

Media - 0.0%                             2,500    Adelphia Preferred Escrow                                                     0
                                       250,000    Adelphia Recovery Trust Series ACC-6B INT                                    25
                                                                                                                   --------------
                                                                                                                               25

                                                  Total Other Interests (Cost - $25) - 0.0%                                    66



                                                  Short-Term Securities
                                     3,758,172    BlackRock Liquidity Series,
                                                  LLC Cash Sweep Series, 4.75% (d)(h)                                   3,758,172

                                                  Total Short-Term Securities (Cost - $3,758,172) - 1.2%                3,758,172

                                                  Total Investments (Cost - $441,645,651*) - 130.1%                   413,611,303
                                                  Liabilities in Excess of Other Assets - (30.1%)                    (95,632,821)
                                                                                                                   --------------
                                                  Net Assets - 100.0%                                              $  317,978,482
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $          441,371,761
                                             ======================
    Gross unrealized appreciation            $            5,356,649
    Gross unrealized depreciation                      (33,117,107)
                                             ----------------------
    Net unrealized depreciation              $         (27,760,458)
                                             ======================

(a) Convertible security.

(b) Floating rate security.

(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                    $    (1,092,453)   $   167,727


(e) Non-income producing security.

(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(h) Represents the current yield as of November 30, 2007.

(i) Subject to principal paydowns.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks, or (iii) the certificate of deposit rate.

(m) As a result of bankruptcy proceedings, the company did not repay the principal amount of security upon maturity and is non-income producing.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Swaps outstanding as of November 30, 2007 were as follows:

                                                                  Unrealized
                                                Notional         Appreciation
                                                 Amount         (Depreciation)

    Sold credit default protection on
    Ford Motor Credit Company and
    receive 2.05%

    Broker, Deutsche Bank AG London
    Expires March 2010                          $  5,000,000     $   (317,370)

    Bought credit default protection on
    Frontier Drilling and pay 3.45%

    Broker, Lehman Brothers Special Finance
    Expires, September 2012                     $  1,750,000            42,716

    Bought credit default protection on
    Frontier Drilling ASA and pay 4.00%

    Broker, Lehman Brothers Special Finance
    Expires, September 2012                     $  1,500,000            10,056
                                                                 -------------
    Total                                                        $   (264,598)
                                                                 =============


Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Senior High Income Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Senior High Income Fund, Inc.


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Senior High Income Fund, Inc.


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Senior High Income Fund, Inc.


Date: January 16, 2008